================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22066

                       CORNERSTONE PROGRESSIVE RETURN FUND

               (Exact name of registrant as specified in charter)

      383 Madison Avenue, New York, New York                     10179
--------------------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                               Kayadti A. Madison
                  383 Madison Avenue, New York, New York 10179
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





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

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Progressive Return Fund (the "Registrant") to stockholders for the semi-annual period ended June 30, 2008 follows.




                                             ===================================
                                                   CORNERSTONE PROGRESSIVE
                                                          RETURN FUND

















                                                      SEMI-ANNUAL REPORT
                                                         JUNE 30, 2008
                                             ===================================

CONTENTS


Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Results of Annual Meeting of Shareholders                                     13

Description of Dividend Reinvestment Plan                                     14

Proxy Voting and Portfolio Holdings Information                               16

Privacy Policy Notice                                                         16

Summary of General Information                                                17

Shareholder Information                                                       17



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


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CORNERSTONE PROGRESSIVE RETURN FUND
PORTFOLIO SUMMARY - AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION

                                                                     Percent of
Sector                                                               Net Assets
--------------------------------------------------------------------------------
Information Technology                                                  17.0
--------------------------------------------------------------------------------
Energy                                                                  15.1
--------------------------------------------------------------------------------
Financials                                                              12.5
--------------------------------------------------------------------------------
Healthcare                                                              11.5
--------------------------------------------------------------------------------
Industrials                                                             10.8
--------------------------------------------------------------------------------
Consumer Staples                                                        10.3
--------------------------------------------------------------------------------
Consumer Discretionary                                                   8.5
--------------------------------------------------------------------------------
Materials                                                                3.8
--------------------------------------------------------------------------------
Utilities                                                                3.7
--------------------------------------------------------------------------------
Telecommunication Services                                               3.2
--------------------------------------------------------------------------------
Closed-End Funds                                                         2.4
--------------------------------------------------------------------------------
Other                                                                    1.2
--------------------------------------------------------------------------------

TOP TEN HOLDINGS, BY ISSUER

                                                                           Percent of
    Holding                                             Sector             Net Assets
-------------------------------------------------------------------------------------
1.  Exxon Mobil Corporation                             Energy                5.1
-------------------------------------------------------------------------------------
2.  General Electric Company                          Industrials             2.8
-------------------------------------------------------------------------------------
3.  Microsoft Corporation                         Information Technology      2.8
-------------------------------------------------------------------------------------
4.  Chevron Corporation                                 Energy                2.4
-------------------------------------------------------------------------------------
5.  AT&T Inc.                                    Telecommunication Services   2.3
-------------------------------------------------------------------------------------
6.  Wal-Mart Stores, Inc.                            Consumer Staples         2.3
-------------------------------------------------------------------------------------
7.  Google Inc.                                   Information Technology      2.3
-------------------------------------------------------------------------------------
8.  Johnson & Johnson                                   Healthcare            2.0
-------------------------------------------------------------------------------------
9.  Procter & Gamble Company (The)                   Consumer Staples         1.8
-------------------------------------------------------------------------------------
10. International Business Machines Corporation   Information Technology      1.7
-------------------------------------------------------------------------------------


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                                                                               1

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
                                                            No. of
Description                                                 Shares       Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.43%
  CLOSED-END FUNDS - 2.39%
  Dreman/Claymore Dividend & Income Fund                   63,050    $   800,735
  Liberty All-Star Equity Fund                            217,000      1,273,790
  Other Closed-End Funds (a)                                             420,480
                                                                     -----------
                                                                       2,495,005
                                                                     -----------
CONSUMER DISCRETIONARY - 8.52%
  Comcast Corporation, Class A ^                           36,000        682,920
  McDonald's Corporation                                   15,000        843,300
  Philip Morris International Inc.                         21,000      1,037,190
  Walt Disney Company (The)                                25,000        780,000
  Other Consumer Discretionary (a)                                     5,565,675
                                                                     -----------
                                                                       8,909,085
                                                                     -----------
CONSUMER STAPLES - 10.27%
  Coca-Cola Company (The)                                  25,000      1,299,500
  PepsiCo, Inc. ^                                          12,000        763,080
  Procter & Gamble Company (The)                           31,000      1,885,110
  Wal-Mart Stores, Inc.                                    43,000      2,416,600
  Other Consumer Staples (a)                                           4,368,080
                                                                     -----------
                                                                      10,732,370
                                                                     -----------
ENERGY - 15.10%
  Chevron Corporation                                      25,000      2,478,250
  ConocoPhillips                                           13,000      1,227,070
  Devon Energy Corporation                                  8,000        961,280
  Exxon Mobil Corporation ^                                60,000      5,287,800
  Schlumberger Limited ^                                   15,500      1,665,165
  Other Energy (a)                                                     4,165,459
                                                                     -----------
                                                                      15,785,024
                                                                     -----------
FINANCIALS - 12.54%
  American International Group, Inc. ^                     25,000        661,500
  Bank of America Corporation                              44,000      1,050,280
  Citigroup Inc.                                           46,000        770,960
  Goldman Sachs Group, Inc. (The) ^                         5,000        874,500



                                                            No. of
Description                                                 Shares       Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
  JPMorgan Chase & Co.                                     39,000    $ 1,338,090
  Metlife, Inc. ^                                          11,000        580,470
  Wells Fargo & Company                                    38,000        902,500
  Other Financials (a)                                                 6,935,350
                                                                     -----------
                                                                      13,113,650
                                                                     -----------
HEALTHCARE - 11.47%
  Abbott Laboratories                                      14,000        741,580
  Baxter International Inc. ^                              11,000        703,340
  Eli Lilly and Company                                    15,000        692,400
  Gilead Sciences, Inc. *                                  13,000        688,350
  Johnson & Johnson                                        33,000      2,123,220
  Medtronic, Inc.                                          16,000        828,000
  Merck & Co. Inc. ^                                       28,000      1,055,320
  Wyeth                                                    14,000        671,440
  Other Healthcare (a)                                                 4,491,435
                                                                     -----------
                                                                      11,995,085
                                                                     -----------
INDUSTRIALS - 10.85%
  Danaher Corporation                                       8,000        618,400
  Deere & Company ^                                        10,000        721,300
  General Electric Company                                111,000      2,962,590
  Honeywell International Inc.                             12,000        603,360
  United Parcel Service, Inc., Class B                     17,000      1,044,990
  United Technologies Corporation                          13,000        802,100
  Other Industrials (a)                                 4,586,430
                                                                      11,339,170
INFORMATION TECHNOLOGY - 16.98%
  Apple Computer Inc. ^ *                                   9,000      1,506,960
  Cisco Systems, Inc. *                                    61,000      1,418,860
  Google Inc. *                                             4,500      2,368,890
  Hewlett-Packard Company                                  28,000      1,237,880
  Intel Corporation                                        61,000      1,310,280
  International Business Machines Corporation              15,000      1,777,950
  Microsoft Corporation                                   105,000      2,888,550
  Oracle Corporation *                                     60,000      1,260,000
  QUALCOMM Inc.                                            14,000        621,180
  Other Information Technology (a)                                     3,364,605
                                                                     -----------
                                                                      17,755,155
                                                                     -----------


================================================================================
See accompanying notes to financials statements.
2

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CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------
                                                            No. of
Description                                                 Shares       Value
--------------------------------------------------------------------------------
MATERIALS - 3.78%
  Monsanto Company                                         10,000    $ 1,264,400
  Other Materials (a)                                                  2,687,315
                                                                     -----------
                                                                       3,951,715
                                                                     -----------
REAL ESTATE INVESTMENT TRUST - 0.62%
  Total Real Estate Investment Trust (a)                                 651,425
                                                                     -----------

TELECOMMUNICATION SERVICES - 3.20%
  AT&T Inc.                                                72,000      2,425,680
  Verizon Communications Inc.                              26,000        920,400
                                                                     -----------
                                                                       3,346,080
                                                                     -----------
UTILITIES - 3.71%
  Dominion Resources, Inc.                                 14,000        664,860
  Entergy Corporation ^                                     5,000        602,400
  Total Utilities (a)                                                  2,610,150
                                                                     -----------
                                                                       3,877,410
                                                                     -----------
TOTAL EQUITY SECURITIES
  (cost - $121,321,661)                                              103,951,174
                                                                     -----------

SHORT-TERM INVESTMENTS - 13.28%
  MONEY MARKET SECURITY - 0.60%
  JPMorgan U.S. Government Money Market Fund              627,916        627,916
                                                                     -----------



                                                        Principal
                                                          Amount
Description                                               (000's)        Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 12.68%
  Bear, Stearns & Co. Inc. +
  (Agreements dated
  6/30/2008 to be
  repurchased at
  $13,257,373) (b)                                        $13,257   $ 13,256,514
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $13,884,430)                                                13,884,430
                                                                    ------------
TOTAL INVESTMENTS - 112.71%
  (cost - $135,206,091)                                              117,835,604
                                                                    ------------

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (12.71)%                                            (13,285,765)
                                                                    ------------

NET ASSETS - 100.00%                                                $104,549,839
                                                                    ============


-------------
     *    Non-income producing security.
     ^    Security or a portion thereof is out on loan.
     +    Includes investments purchased with collateral received for securities on loan.
     (a)  Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2008.
     (b)  At June 30, 2008, the maturity date for all repurchase agreements held was July 1, 2008, with interest rates ranging from 1.25% to 2.50% and collateralized by $13,629,716 in U.S. Treasury Bonds maturing April
          15, 2028.





================================================================================
                                 See accompanying notes to financial statements.
                                                                               3


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS

Investments, at value, including collateral for securities
  on loan of $13,256,514 (Cost $135,206,091 ) (1)                   $ 117,835,604
Receivables:
  Dividends                                                               112,453
Prepaid expenses                                                            8,730
                                                                    -------------
Total Assets                                                          117,956,787
                                                                    -------------

LIABILITIES

Payables:
  Upon return of securities loaned                                     13,256,514
  Investment management fees                                               90,924
  Trustees' fees                                                           20,304
  Other accrued expenses                                                   39,206
                                                                    -------------
Total Liabilities                                                      13,406,948
                                                                    -------------
NET ASSETS (applicable to 9,335,570 shares of common outstanding)   $ 104,549,839
                                                                    =============

NET ASSET VALUE PER SHARE ($104,549,839 / 9,335,570)                $       11.20
                                                                    =============

NET ASSETS CONSISTS OF

Paid-in capital                                                     $ 125,185,523
Accumulated net realized loss on investments                           (3,265,197)
Net unrealized depreciation in value of investments                   (17,370,487)
                                                                    -------------
Net assets applicable to shares outstanding                         $ 104,549,839
                                                                    =============

--------
(1) Includes securities out on loan to brokers with a market value of
    $12,996,033.

================================================================================
See accompanying notes to financial statements.
4

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND STATEMENT OF OPERATIONS - FOR
THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME

Income:
  Dividends                                                        $  1,322,112
  Interest                                                               34,710
  Securities lending                                                      7,669
                                                                   ------------
  Total Investment Income                                             1,364,491
                                                                   ------------

Expenses:
  Investment management fees                                            578,056
  Administration fees                                                    57,806
  Trustees' fees                                                         39,575
  Legal and audit fees                                                   22,730
  Accounting fees                                                        20,320
  Custodian fees                                                          9,945
  Printing                                                                9,415
  Transfer agent fees                                                     8,332
  Stock exchange listing fees                                             4,929
  Insurance                                                               1,424
  Miscellaneous                                                           1,443
                                                                   ------------
  Total Expenses                                                        753,975
  Less: Fees paid indirectly                                            (49,181)
                                                                   ------------
    Net Expenses                                                        704,794
                                                                   ------------
  Net Investment Income                                                 659,697
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investments                                   (3,265,197)
Net change in unrealized depreciation in value of investments       (13,019,817)
                                                                   ------------
Net realized and unrealized loss on investments                     (16,285,014)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(15,625,317)
                                                                   ============






================================================================================
                                 See accompanying notes to financial statements.
                                                                               5


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        For the Six       For the Period
                                                                        Months Ended   September 10, 2007*
                                                                       June 30, 2008        Through
                                                                         (unaudited)    December 31, 2007
                                                                        -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS

Operations:
  Net investment income                                                 $     659,697    $     566,522
  Net realized gain/(loss) from investments                                (3,265,197)       1,274,327
  Net change in unrealized depreciation
    in value of investments                                               (13,019,817)      (4,350,670)
                                                                        -------------    -------------
    Net decrease in net assets resulting from operations                  (15,625,317)      (2,509,821)
                                                                        -------------    -------------

Dividends and distributions to shareholders:
  Net investment income                                                      (659,697)        (566,522)
  Net realized capital gains                                                     --         (1,274,327)
  Return-of-capital                                                       (10,821,577)      (3,647,294)
                                                                        -------------    -------------
    Total dividends and distributions to shareholders                     (11,481,274)      (5,488,143)
                                                                        -------------    -------------

Capital stock transactions:
  Proceeds from initial public offering of 8,097,800 shares of common            --        121,467,000
  Proceeds from secondary offering of 1,228,865 shares of common                 --         18,432,975
  Offering expenses associated with the issuance of common shares                --           (379,619)
  Proceeds from 1,904, and 333 shares newly issued
    in reinvestment of dividends and distributions, respectively               28,721            5,297
                                                                        -------------    -------------
    Net increase in net assets from capital share transactions                 28,721      139,525,653
                                                                        -------------    -------------

    Total increase/(decrease) in net assets                               (27,077,870)     131,527,689
                                                                        -------------    -------------


NET ASSETS

Beginning of period                                                       131,627,709          100,020
                                                                        -------------    -------------

End of period                                                           $ 104,549,839    $ 131,627,709
                                                                        =============    =============

-----------
* Commencement of operations


================================================================================
See accompanying notes to financial statements.
6

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------
                                                                                  For the Six       For the Period
                                                                                  Months Ended    September 10, 2007*
                                                                                  June 30, 2008        Through
                                                                                   (unaudited)     December 31, 2007
                                                                                  -------------   --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                $   14.10        $    14.96^
                                                                                    ---------        ----------
Net investment income #                                                                  0.07              0.06
Net realized and unrealized loss on investments                                         (1.74)            (0.35)
                                                                                    ---------        ----------
Net decrease in net assets resulting from operations                                    (1.67)            (0.29)
                                                                                    ---------        ----------
Dividends and distributions to shareholders:
  Net investment income                                                                 (0.07)            (0.06)
  Net realized capital gains                                                              --              (0.15)
  Return-of-capital                                                                     (1.16)            (0.41)
                                                                                    ---------        ----------
Total dividends and distributions to shareholders                                       (1.23)            (0.62)
                                                                                    ---------        ----------
Capital transactions:
  Anti-dilutive effect due to issuance of common shares                                   --               0.05
  Anti-dilutive effect due to shares issued in reinvestment of
    dividends and distributions                                                          0.00+             0.00+
                                                                                    ---------        ----------
  Total capital share transactions                                                       0.00              0.05
                                                                                    ---------        ----------
Net asset value, end of period                                                      $   11.20        $    14.10
                                                                                    =========        ==========
Market value, end of period                                                         $   16.12        $    16.75
                                                                                    =========        ==========
Total investment return (a)                                                              4.32%            16.02%
                                                                                    =========        ==========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                                             $ 104,550        $  131,628
Ratio of expenses to average net assets, net of fees paid indirectly (b)                 1.22%             1.29%
Ratio of expenses to average net assets, excluding the reduction for fees paid           1.30%             1.42%
indirectly (b)
Ratio of net investment income to average net assets (b)                                 1.14%             1.46%
Portfolio turnover rate                                                                  5.23%             6.77%
----------------------------------------------------------------------------------------------------------------
     *    Commencement of operations
     ^    Based on $15.00 per share public offering price less $0.04 per share of offering expenses related to the Fund's initial public offering.
     #    Based on average shares outstanding. + Amount is less than a $0.01.
     (a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the
          Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
     (b)  Annualized


================================================================================
                                 See accompanying notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the "Fund") was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide long-term total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Adviser" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At June 30, 2008, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks

================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND NOTES
TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has adopted FIN 48 and reviewed any uncertain tax positions in the open 2007 tax year. There was no material impact to the financial statements or, other than as described herein, the disclosures thereto as a result of the adoption of the pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund makes a level distribution to its shareholders each month pursuant to a managed distribution policy adopted by the Board of Trustees ("Managed Distribution Policy"). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's portfolio. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Managed Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund's shareholders each month. These distributions will not be tied to the Fund's investment income and capital gains and will not represent yield or investment

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

return on the Fund's portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the monthly distribution policy from time to time.

NOTE C. FAIR VALUE

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                               SECURITIES        INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted
  Prices                                       $103,951,174           --
Level 2 - Other
  Significant
  Observable Inputs                              13,884,430           --
Level 3 - Significant
  Unobservable Inputs                                  --             --
                                               ------------      ------------
Total                                          $117,835,604           --
                                               ============      ============

-------
* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2008.

================================================================================
10

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE D. AGREEMENTS

Cornerstone serves as the Fund's Investment Adviser with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the six months ended June 30, 2008, Cornerstone earned $578,056 for investment management services.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $49,181 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $13,419 for the six months ended June 30, 2008 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, served as Secretary of the Fund until February 15, 2008.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than short-term investments, were $6,090,409 and $16,059,468 respectively.

NOTE F. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has 9,335,570 common shares of beneficial interest authorized and outstanding at June 30, 2008. As of that date, two individuals that Control Cornerstone owned 8,458 shares in the Fund.

Transactions in common shares for the period ended June 30, 2008 were as follows:

Shares at beginning of period                            9,333,666
Shares newly issued in reinvestment
  of dividends and distributions                             1,904
                                                         ---------
Shares at end of period                                  9,335,570
                                                         =========

NOTE G. SHARE REPURCHASE PROGRAM

Pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may purchase shares of its common shares of beneficial interest on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six months ended June 30, 2008. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE H. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33(1)/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at June 30, 2008 was $12,996,033. During the six months ended June 30, 2008, the Fund earned $7,669 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
NOTE I. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the period ended December 31, 2007 for the Fund were as follows: $566,522 in ordinary income, $1,274,327 in capital gains, and $3,647,294 in return-of-capital.

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2007, the Fund did not incur Post-October losses.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $135,206,091, $2,872,251, $(20,242,738), and $(17,370,487), respectively.












================================================================================
12

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

On April 15, 2008, the Annual Meeting of Shareholders of Cornerstone Progressive Return Fund was held and the following matter was voted upon based on 9,333,814 common shares outstanding on February 19, 2008:

    (1) To approve the re-election of six Trustees until the 2009 Annual
Meeting.

                  NAME OF DIRECTORS                FOR           WITHHOLD
                  -----------------                ---           --------
                  Ralph W. Bradshaw             9,258,567         46,143
                  Thomas H. Lenagh              9,259,167         45,543
                  Edwin Meese III               9,259,167         45,543
                  Scott B. Rogers               9,259,117         45,593
                  Andrew A. Strauss             9,258,167         46,543
                  Glenn W. Wilcox, Sr.          9,258,117         46,593
















================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned.

================================================================================
14

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.









================================================================================

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Progressive Return Fund (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (212) 272-3550 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Progressive Return Fund's (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

   2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.



================================================================================
16

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to provide long-term total return. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CFP"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in THE WALL STREET JOURNAL under the designation "CrnrstnPrgRtFd" and BARRON'S under the designation
"CornerstoneProgreRet". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE PROGRESSIVE RETURN FUND MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL SHARES IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------









================================================================================

                      CORNERSTONE PROGRESSIVE RETURN FUND

================================================================================
TRUSTEES AND CORPORATE OFFICERS
Ralph W. Bradshaw           Chairman of the Board of
                            Trustees and President
Thomas H. Lenagh            Trustee
Edwin Meese III             Trustee
Scott B. Rogers             Trustee
Andrew A. Strauss           Trustee
Glenn W. Wilcox, Sr.        Trustee
Gary A. Bentz               Chief Compliance Officer
                            and Secretary
William A. Clark            Vice President
Kayadti A. Madison          Treasurer

                            STOCK TRANSFER AGENT
INVESTMENT MANAGER            AND REGISTRAR
Cornerstone Advisors, Inc.  American Stock Transfer &
One West Pack Square        Trust Co.
Suite 1650                  59 Maiden Lane
Asheville, NC 28801         New York, NY 10038

ADMINISTRATOR               INDEPENDENT REGISTERED
Bear Stearns Funds            PUBLIC ACCOUNTING FIRM
  Management Inc.,          Tait, Weller & Baker LLP
  a J.P. Morgan Company     1818 Market Street
383 Madison Avenue          Suite 2400
New York, NY 10179          Philadelphia, PA 19103

CUSTODIAN                   LEGAL COUNSEL
Custodial Trust Company     Blank Rome LLP
101 Carnegie Center         405 Lexington Avenue
Princeton, NJ 08540         New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.


                                      LOGO
                           AMERICAN STOCK EXCHANGE(r)
                                     LISTED
                                      CFP

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.
(a)


================================================================================
CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)
================================================================================


                                                           No. of
 Description                                               Shares       Value
----------------------------------------------------    -----------   ----------

EQUITY SECURITIES - 99.43%
    CLOSED-END FUNDS - 2.39%
      Boulder Growth & Income Fund Inc.                      6,000   $    44,160
      Dreman/Claymore Dividend & Income Fund                63,050       800,735
      Liberty All-Star Equity Fund                         217,000     1,273,790
      Royce Value Trust, Inc.                               24,000       376,320
                                                                     -----------
                                                                       2,495,005
                                                                     -----------
    CONSUMER DISCRETIONARY - 8.52%
      Amazon.com, Inc. *                                     5,500       403,315
      Best Buy Co., Inc. ^                                   8,000       316,800
      Carnival Corporation ^                                 5,000       164,800
      Coach, Inc. *                                          4,000       115,520
      Comcast Corporation, Class A ^                        36,000       682,920
      DIRECTV Group, Inc. (The) *                           15,000       388,650
      Ford Motor Company *                                  30,000       144,300
      Gamestop Corporation - Class A ^ *                     2,500       101,000
      Gap, Inc. (The)                                       11,000       183,370
      Home Depot, Inc. (The)                                15,000       351,300
      Johnson Controls, Inc. ^                              10,000       286,800
      Kohl's Corporation *                                   3,500       140,140
      Lowe's Companies, Inc. ^                              14,000       290,500
      McDonald's Corporation                                15,000       843,300
      News Corporation, Class A                             31,000       466,240
      NIKE, Inc., Class B                                    8,000       476,880
      Nordstrom, Inc. ^                                      5,500       166,650
      Omnicom Group Inc. ^                                   4,000       179,520
      Philip Morris International Inc.                      21,000     1,037,190
      Staples, Inc.                                          5,000       118,750
      Target Corporation                                     8,000       371,920
      Tata Motors Limited  ^ ADR                            10,000       100,500
      Time Warner Inc. ^                                    35,000       518,000
      Walt Disney Company (The)                             25,000       780,000
      Yum! Brands, Inc. ^                                    8,000       280,720
                                                                     -----------
                                                                       8,909,085
                                                                     -----------
    CONSUMER STAPLES - 10.27%
      Altria Group, Inc.                                    21,000       431,760
      Anheuser-Busch Companies, Inc.                         3,000       186,360
      Archer-Daniels-Midland Company ^                       6,000       202,500
      Coca-Cola Company (The)                               25,000     1,299,500
      Colgate-Palmolive Company                              5,000       345,500
      ConAgra Foods, Inc.                                    9,000       173,520
      Costco Wholesale Corporation ^                         4,000       280,560
      CVS Caremark Corporation                              14,000       553,980
      Estee Lauder Companies Inc. (The) ^                    3,000       139,350
      General Mills, Inc.                                    5,000       303,850
      Kimberly-Clark Corporation                             4,500       269,010
      Kraft Foods Inc, Class A                              18,000       512,100
      Kroger Co. (The)                                       7,000       202,090
      Molson Coors Brewing Company                           4,000       217,320
      PepsiCo, Inc. ^                                       12,000       763,080
      Procter & Gamble Company (The)                        31,000     1,885,110
      Sysco Corporation ^                                    7,000       192,570

      Walgreen Company                                      11,000       357,610
      Wal-Mart Stores, Inc.                                 43,000     2,416,600
                                                                     -----------
                                                                      10,732,370
                                                                     -----------
    ENERGY - 15.10%
      Apache Corporation                                     3,500       486,500
      Chesapeake Energy Corporation                          4,000       263,840
      Chevron Corporation                                   25,000     2,478,250
      ConocoPhillips                                        13,000     1,227,070
      CONSOL Energy Inc.                                     3,500       393,295
      Devon Energy Corporation                               8,000       961,280
      EOG Resources, Inc.                                    3,000       393,600
      Exxon Mobil Corporation ^                             60,000     5,287,800
      Halliburton Company ^                                 10,000       530,700
      National-Oilwell Varco Inc. *                          5,000       443,600
      Noble Corporation ^                                    5,000       324,800
      Schlumberger Limited ^                                15,500     1,665,165
      Southwestern Energy Company *                          3,000       142,830
      Transocean Inc. * ^                                    2,098       319,714
      Williams Companies, Inc. (The)                        13,000       524,030
      XTO Energy, Inc.                                       5,000       342,550
                                                                     -----------
                                                                      15,785,024
                                                                     -----------

    FINANCIALS - 12.54%
      AFLAC Incorporated                                     4,000       251,200
      American Express Company ^                            12,500       470,875
      American International Group, Inc. ^                  25,000       661,500
      Ameriprise Financial, Inc.                             5,000       203,350
      Aon Corporation                                        6,000       275,640
      Bank of America Corporation                           44,000     1,050,280
      Bank of New York Mellon Corporation                   14,000       529,620
      BB&T Corporation ^                                    10,000       227,700
      Capital One Financial Corporation ^                    4,500       171,045
      Charles Schwab Corporation (The) ^                    18,000       369,720
      Chubb Corporation (The) ^                              7,000       343,070
      Citigroup Inc.                                        46,000       770,960
      CME Group Inc. ^                                         500       191,595
      Franklin Resources, Inc. ^                             5,000       458,250
      Freddie Mac                                           14,000       229,600
      Goldman Sachs Group, Inc. (The) ^                      5,000       874,500
      Hudson City Bancorp, Inc.                              5,000        83,400
      JPMorgan Chase & Co.                                  39,000     1,338,090
      KeyCorp ^                                              7,000        76,860
      Lehman Brothers Holdings Inc.                          6,000       118,860
      Loews Corporation ^                                    5,000       234,500
      Manulife Financial Corporation                        10,000       347,100
      Marsh & McLennan Companies, Inc. ^                     5,500       146,025
      Metlife, Inc. ^                                       11,000       580,470
      Morgan Stanley ^                                      10,000       360,700
      PNC Financial Services Group, Inc.                     4,000       228,400
      ProLogis ^                                             5,000       271,750
      State Street Corporation                               5,000       319,950
      SunTrust Banks, Inc. ^                                 7,000       253,540
      Travelers Companies, Inc. (The)                       10,000       434,000
      U.S. Bancorp                                           4,000       111,560
      Wachovia Corporation ^                                 8,000       124,240
      Wells Fargo & Company                                 38,000       902,500
      XL Capital Ltd, Class A                                5,000       102,800
                                                                     -----------
                                                                      13,113,650
                                                                     -----------

    HEALTHCARE - 11.47%
      Abbott Laboratories                                   14,000       741,580
      Aetna Inc.                                             9,000       364,770
      Amgen Inc. *                                           9,000       424,440
      Baxter International Inc. ^                           11,000       703,340
      Biogen Idec Inc. *                                     3,500       195,615
      Bristol-Myers Squibb Company ^                        20,000       410,600
      Celgene Corporation ^ *                                4,000       255,480
      Eli Lilly and Company                                 15,000       692,400
      Express Scripts, Inc. *                                4,000       250,880
      Gilead Sciences, Inc. *                               13,000       688,350
      Johnson & Johnson                                     33,000     2,123,220
      Medco Health Solutions, Inc. ^ *                      12,000       566,400
      Medtronic, Inc.                                       16,000       828,000
      Merck & Co. Inc. ^                                    28,000     1,055,320
      Pfizer Inc. ^                                         15,000       262,050
      Schering-Plough Corporation                           15,000       295,350
      St. Jude Medical, Inc. *                               7,000       286,160
      Stryker Corporation                                    8,000       503,040
      UnitedHealth Group Incorporated                       18,000       472,500
      Wyeth                                                 14,000       671,440
      Zimmer Holdings, Inc. *                                3,000       204,150
                                                                     -----------
                                                                      11,995,085
                                                                     -----------
    INDUSTRIALS - 10.85%
      3M Co.                                                 5,000       347,950
      Boeing Company (The) ^                                 5,000       328,600
      Burlington Northern Santa Fe Corporation               4,000       399,560
      Caterpillar Inc.                                       7,000       516,740
      Danaher Corporation                                    8,000       618,400
      Deere & Company ^                                     10,000       721,300
      Emerson Electric Co.                                  11,000       543,950
      General Dynamics Corporation ^                         4,000       336,800
      General Electric Company                             111,000     2,962,590
      Honeywell International Inc.                          12,000       603,360
      Illinois Tool Works Inc.                               9,000       427,590
      Lockheed Martin Corporation ^                          4,000       394,640
      Norfolk Southern Corporation ^                         7,500       470,025
      Raytheon Company                                       7,000       393,960
      Textron Inc.                                           3,000       143,790
      United Parcel Service, Inc., Class B                  17,000     1,044,990
      United Technologies Corporation                       13,000       802,100
      Waste Management, Inc.                                 7,500       282,825
                                                                     -----------
                                                                      11,339,170
                                                                     -----------

    INFORMATION TECHNOLOGY - 16.98%
      Agilent Technologies Inc. *                            7,000       248,780
      Apple Computer Inc. ^ *                                9,000     1,506,960
      Applied Materials, Inc. ^                             15,000       286,350
      Automatic Data Processing, Inc.                        9,000       377,100
      Cisco Systems, Inc. *                                 61,000     1,418,860
      Corning Incorporated                                  20,000       461,000
      eBay Inc. *                                           16,000       437,280
      EMC Corporation                                       26,000       381,940
      Google Inc. *                                          4,500     2,368,890
      Hewlett-Packard Company                               28,000     1,237,880
      Intel Corporation                                     61,000     1,310,280
      International Business Machines Corporation           15,000     1,777,950
      Linear Technology Corporation                          2,500        81,425
      Microsoft Corporation                                105,000     2,888,550
      Nokia ADR                                              5,000       122,500

      NVIDIA Corporation ^ *                                 5,000        93,600
      Oracle Corporation *                                  60,000     1,260,000
      Paychex, Inc.                                          5,000       156,400
      QUALCOMM Inc.                                         14,000       621,180
      Texas Instruments Incorporated ^                      18,000       506,880
      Xerox Corporation ^                                   10,000       135,600
      Xilinx, Inc.                                           3,000        75,750
                                                                     -----------
                                                                      17,755,155
                                                                     -----------
    MATERIALS - 3.78%
      Air Products and Chemicals, Inc.                       2,500       247,150
      Alcoa Inc. ^                                           8,000       284,960
      Dow Chemical Company (The) ^                           7,000       244,370
      E. I. du Pont de Nemours and Company                  12,500       536,125
      Freeport-McMoRan Copper & Gold, Inc.                   4,000       468,760
      International Paper Company ^                          5,000       116,500
      Monsanto Company                                      10,000     1,264,400
      Nucor Corporation                                      3,000       224,010
      Praxair, Inc. ^                                        6,000       565,440
                                                                     -----------
                                                                       3,951,715
                                                                     -----------
    REAL ESTATE INVESTMENT TRUSTS - 0.62%
      Public Storage                                         2,500       201,975
      Simon Property Group, Inc. ^                           5,000       449,450
                                                                     -----------
                                                                         651,425
                                                                     -----------
    TELECOMMUNICATION SERVICES - 3.20%
      AT&T Inc.                                             72,000     2,425,680
      Verizon Communications Inc.                           26,000       920,400
                                                                     -----------
                                                                       3,346,080
                                                                     -----------
    UTILITIES - 3.71%
      American Electric Power Company, Inc.                  7,000       281,610
      Dominion Resources, Inc.                              14,000       664,860
      Duke Energy Corporation                               20,000       347,600
      Entergy Corporation ^                                  5,000       602,400
      Exelon Corporation                                     6,000       539,760
      FPL Group, Inc.                                        7,000       459,060
      PPL Corporation                                        4,000       209,080
      Questar Corporation                                    4,000       284,160
      Southern Company (The) ^                              14,000       488,880
                                                                     -----------
                                                                       3,877,410
                                                                     -----------
TOTAL EQUITY SECURITIES
     (cost - $121,321,661)                                           103,951,174
                                                                     -----------

SHORT-TERM INVESTMENTS - 13.28%
    MONEY MARKET SECURITY - 0.60%
      JPMorgan U.S. Government Money Market Fund           627,916       627,916
                                                                     -----------

                                                           Principal
                                                            Amount
                                                            (000's)
                                                         ----------------
REPURCHASE AGREEMENTS - 12.68%
  Bear, Stearns & Co. Inc. + ++
  (Agreements dated 6/30/2008 to
  be repurchased at $11,458,281, 2.50%,
  7/1/2008, collateralized by $11,776,407
  in United States Treasury Bonds)                        $ 11,457    11,457,485

  Bear, Stearns & Co. Inc. + ++
  (Agreements dated 6/30/2008 to be
  repurchased at $1,799,092, 1.25%,
  7/1/2008, collateralized by $1,853,309
  in United States Treasury Bonds)                           1,799     1,799,029
                                                                     -----------
                                                                      13,256,514
                                                                     -----------

    TOTAL SHORT-TERM INVESTMENTS
         (cost - $13,884,430)                                         13,884,430
                                                                   -------------
OTAL INVESTMENTS - 112.71%
     (cost - $135,206,091)                                           117,835,604
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.71)%                     (13,285,765)
                                                                   -------------
NET ASSETS - 100.00%                                               $ 104,549,839
                                                                   =============

------------------------------
*   Non-income producing security.
^   Security or a portion thereof is out on loan.
ADR American Depositary Receipt
+   Stated interest rate, before rebate earned by borrower of securities on loan.
++  Represents investment purchased with collateral received for securities on loan.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: September 8, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Progressive Return Fund

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: September 8, 2008

By: /S/ KAYADTI A. MADISON
----------------------
Name: Kayadti A. Madison
Title: Principal Financial Officer
Date: September 8, 2008